Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10-K)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Canada federal statutory rate	(15.00%)	(15.00%)
Provincial taxes	(11.50%)	(11.50%)
Permanent differences	0.00%	0.00%
Non-deductible expenses	7.50%	5.90%
Valuation allowance	19.10%	20.60%
Effective income tax rate	0.00%	0.00%